Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (35,913)	¥ (76,248)	¥ (7,587)
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(27,067)	(28,135)	(26,479)
Current year prior service credit	(44)	(41)	(859)
Amortization of actuarial loss	(5,230)	(8,768)	(12,401)
Amortization of prior service credit	6,743	8,303	8,732
Curtailments and settlements	(10)
Defined benefit plan, other comprehensive income loss adjustment before tax	(25,608)	(28,641)	(31,007)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(6,024)	(29,936)	31,296
Current year prior service credit	608	(10,617)	(1,463)
Amortization of actuarial loss	(5,989)	(7,341)	(6,122)
Amortization of prior service credit	1,114	818	675
Curtailments and settlements	(14)	(531)	(966)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (10,305)	¥ (47,607)	¥ 23,420